Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Deferred tax assets and liabilities	Deferred tax assets and liabilities

($ millions)	Property, plant & equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry-forwards	Other assets, provisions and accruals	Total
Gross deferred tax assets at December 31, 2021	28	5	116	372	188	452	1,161
Gross deferred tax liabilities at December 31, 2021	(246)	(1,382)	—	(23)	—	(127)	(1,778)
Net deferred tax balance at December 31, 2021	(218)	(1,377)	116	349	188	325	(617)

At December 31, 2021	(218)	(1,377)	116	349	188	325	(617)
(Charged)/credited to income	(57)	102	1	(23)	(168)	180	35
(Charged)/credited to equity	—	—	—	—	12	(31)	(19)
(Charged) to other comprehensive income	—	—	(38)	—	—	(5)	(43)
Impact of business combination	(1)	(250)	—	—	142	43	(66)
Impact of asset acquisitions	—	—	—	—	57	—	57
Net deferred tax balance at December 31, 2022	(276)	(1,525)	79	326	231	512	(653)

Gross deferred tax assets at December 31, 2022	31	4	79	352	231	642	1,339
Gross deferred tax liabilities at December 31, 2022	(307)	(1,529)	—	(26)	—	(130)	(1,992)
Net deferred tax balance at December 31, 2022	(276)	(1,525)	79	326	231	512	(653)
The below table presents the Net deferred tax balance as of December 31, 2022 after offsetting $928 million of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2022
Deferred tax assets	411
Deferred tax liabilities	(1,064)
Net deferred tax liabilities	(653)

($ millions)	Property, plant & equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry-forwards	Other assets, provisions and accruals	Total
Gross deferred tax assets at December 31, 2020	24	5	128	381	174	314	1,026
Gross deferred tax liabilities at December 31, 2020	(215)	(1,519)	—	(23)	—	(66)	(1,823)
Net deferred tax balance at December 31, 2020	(191)	(1,514)	128	358	174	248	(797)

At December 31, 2020	(191)	(1,514)	128	358	174	248	(797)
(Charged)/credited to income	(27)	137	1	(9)	4	86	192
(Charged)/credited to equity	—	—	(2)	—	7	3	8
(Charged)/credited to other comprehensive income	—	—	(11)	—	3	(12)	(20)
Net deferred tax balance at December 31, 2021	(218)	(1,377)	116	349	188	325	(617)

Gross deferred tax assets at December 31, 2021	28	5	116	372	188	452	1,161
Gross deferred tax liabilities at December 31, 2021	(246)	(1,382)	—	(23)	—	(127)	(1,778)
Net deferred tax balance at December 31, 2021	(218)	(1,377)	116	349	188	325	(617)
The below table presents the Net deferred tax balance as of December 31, 2021 after offsetting $752 million of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2021
Deferred tax assets	409
Deferred tax liabilities	(1,026)
Net deferred tax liabilities	(617)
The below table presents deferred tax assets and deferred tax liabilities expected to have an impact on current taxes payable after more than twelve months.

($ billions)	At December 31, 2022	At December 31, 2021
Deferred tax assets	1.0	0.8
Deferred tax liabilities	1.9	1.7
For foreign unremitted earnings retained by consolidated entities for reinvestment, which amounted to $9 billion as of December 31, 2022 and December 31, 2021, no provision is made for income taxes that would be payable upon the distribution of these earnings. If these earnings were remitted, an income tax charge could result based on the tax statutes currently in effect.
IFRS exceptions to recognizing taxable temporary differences include an exception to recognizing a deferred tax liability arising on the initial recognition of goodwill from acquisitions. As such, we have not provided a deferred tax for goodwill from acquisitions which amounted to $9 billion as of December 31, 2022 and 2021.
The gross value of capital loss carryforwards for which no deferred tax assets were recognized amounted to $120 million at December 31, 2022 ($103 million at December 31, 2021) and will expire in four years.
The gross value of tax loss carryforwards capitalized as deferred tax assets amounted to $1,429 million at December 31, 2022 ($1,047 million at December 31, 2021), of which $45 million will expire in five years. Of the remaining $1,384 million, approximately $776 million have an indefinite carryforward period, and approximately $608 million have a carryforward period that ranges from six to twenty years. The gross value of tax loss carryforwards for which no deferred tax assets were recognized amounted to $438 million. All other tax loss carryforwards have been capitalized as deferred tax assets in 2022 as it is probable that sufficient taxable income will be available for the foreseeable future.
No tax losses carried forward have expired in 2022, 2021 or 2020.